Financial Instruments - Risk Management - Schedule of Interest Rate Risk Repricing Analysis (Details) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
0 - 12 months
1 - 2 years		250,000
2 - 3 years
3 - 5 years
5 + years
Total fixed rate instruments		$ 250,000